Personnel - Staff costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Staff costs
Wages and salaries	£ 2,636	£ 2,453	£ 2,157
Social security costs	274	257	214
Pensions	142	150	133
Share based remuneration	56	46	45
Total staff costs	£ 3,108	£ 2,906	£ 2,549